As filed with the Securities and Exchange Commission on December 18, 2000.

                                                               File No. 2-94222

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

   Pre-Effective Amendment No.  ______

   Post-Effective Amendment No. ______


                            FRANKLIN TAX-FREE TRUST
                            -----------------------
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                                --------------
                 (Registrant's Area Code and Telephone Number)

                           777 MARINERS ISLAND BLVD.
                              SAN MATEO, CA 94404
   (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                     Code)

                          MURRAY L. SIMPSON, ESQUIRE
                          777 MARINERS ISLAND BLVD.
                              SAN MATEO, CA 94404
                              -------------------
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Bruce G. Leto, Esquire
                     Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on January 17, 2001 pursuant to Rule 488.

Title of the securities being registered: Shares of beneficial interest, with no par value per share, of Franklin Arizona Tax-Free Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.






                 FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND

                       IMPORTANT SHAREHOLDER INFORMATION

These materials are for a special shareholders' meeting scheduled for February 21, 2001 at 2:00 p.m. Pacific time. They discuss the proposals to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page [ ] of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSALS IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).


                         TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.


                      This page intentionally left blank.


Dear Shareholders:

    Enclosed is a Notice of Meeting for a Special Shareholders' Meeting of Franklin Arizona Insured Tax-Free Income Fund ("Insured Fund"). The Meeting is scheduled for February 21, 2001 at 2:00 p.m. Pacific time at the offices of Insured Fund at 777 Mariners Island Boulevard, San Mateo, California 94404. The accompanying materials describe an important proposal that may affect the future of Insured Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                  PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                        RETURN THE ENCLOSED PROXY CARD

    This meeting is very important. The Trustees of your Fund unanimously recommend that you consider and approve a Plan of Reorganization that would result in your shares of Insured Fund being exchanged for those of a fund called Franklin Arizona Tax-Free Income Fund ("Income Fund"), another series of the Franklin Tax-Free Trust. If the shareholders of Insured Fund approve the proposal, you will receive shares of Income Fund equal in value to your investment in Insured Fund. You will no longer be a shareholder of Insured Fund, and you will instead be a shareholder of Income Fund. Insured Fund will no longer exist after the reorganization is completed.

    The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

    The Trustees recommend this transaction because the projected growth in assets of Insured Fund is not sufficient to provide competitive performance and high quality service to shareholders over the long term. Insured Fund and Income Fund are both managed by Franklin Advisers, Inc. ("Advisers"). Income Fund has investment goals and investment policies that are similar to those of Insured Fund, and is a larger fund that may be better able to obtain cost savings for shareholders.

    Please take the time to review this document and vote now. THE TRUSTEES OF THE FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

       o To ensure that your vote is counted, indicate your position on the enclosed proxy card.

       o Sign and return your card promptly.

       o You may also vote by telephone or over the Internet.

       o If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                   Sincerely,





                                   Rupert H. Johnson, Jr.
                                   President


                      This page intentionally left blank.



                 FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND
                         777 MARINERS ISLAND BOULEVARD
                       SAN MATEO, CALIFORNIA 94404-7777


                    NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                        TO BE HELD ON FEBRUARY 21, 2001

To the Shareholders of Franklin Arizona Insured Tax-Free Income Fund:

    NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting of Franklin Arizona Insured Tax-Free Income Fund ("Insured Fund") will be held at the offices of Insured Fund, 777 Mariners Island Boulevard, San Mateo, California 94404-7777 on February 21, 2001 at 2:00 p.m. Pacific time. The Meeting is being called for the following purpose:

    To approve or disapprove a Plan of Reorganization of Franklin Tax-Free Trust ("Trust") on behalf of two of its series, Insured Fund and Franklin Arizona Tax-Free Income Fund ("Income Fund") that provides for the acquisition of substantially all of the assets of Insured Fund by Income Fund in exchange for Class A shares of Income Fund and the distribution of such shares to the shareholders of Insured Fund in complete liquidation of Insured Fund and dissolution of Insured Fund.

    In addition, shareholders will be asked to grant the proxyholders the authority to vote upon any other business which may legally come before the Meeting or any adjournment thereof.

    The Plan of Reorganization in the attached Prospectus/Proxy Statement describes this transaction more completely. A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

    Shareholders of record as of the close of business on December 27, 2000, are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                                   By Order of the Board of Trustees,

                                   Murray L. Simpson
                                   Secretary

San Mateo, California
January [    ], 2001

-------------------------------------------------------------------------------
THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM
MAY BE ENSURED, AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED.
-------------------------------------------------------------------------------



PROSPECTUS AND PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


TABLE OF CONTENTS
                                                                           PAGE

COVER PAGE                                                                 Cover

SUMMARY
    What proposal am I voting on?
    How will the shareholder voting be handled?

COMPARISONS OF SOME IMPORTANT FEATURES
    How do the investment goals and policies of the Funds compare?
    What are the risks of an investment in the Funds?
    Who manages the Funds?
    What are the fees and expenses of each Fund and what might they be after the Transaction?
    Where can I find more financial information about the Funds?
    What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION
    How will the Transaction be carried out?
    Who will pay the expenses of the Transaction?
    What are the tax consequences of the Transaction?
    What should I know about the shares of Income Fund?
    What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS AND POLICIES
    Are there any significant differences between the investment goals and strategies of the Funds?
    How do the fundamental investment restrictions of the Funds differ? What are the risk factors associated with investments in the Funds?

TABLE OF CONTENTS (CONTINUED)
                                                                           PAGE

VOTING INFORMATION

   How many votes are necessary to approve the Plan?
   How do I ensure my vote is accurately recorded?
   Can I revoke my proxy?
   What other matters will be voted upon at the Meeting?
   Who is entitled to vote?
   What other solicitations will be made?
   Are there dissenters' rights?

INFORMATION ABOUT INCOME FUND

INFORMATION ABOUT INSURED FUND

PRINCIPAL HOLDERS OF SHARES

GLOSSARY - USEFUL TERMS AND DEFINITIONS

EXHIBITS TO PROSPECTUS AND PROXY STATEMENT
    EXHIBIT A - PLAN OF REORGANIZATION                                A-1
    EXHIBIT B - PROSPECTUS OF FRANKLIN ARIZONA TAX-FREE INCOME FUND - CLASS A, B & C
    DATED JULY 1, 2000 (ENCLOSED)
    EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF FRANKLIN TAX-FREE TRUST
    DATED FEBRUARY 29, 2000 (ENCLOSED)


                      This page intentionally left blank.



                        PROSPECTUS AND PROXY STATEMENT

                            DATED JANUARY [ ], 2001
                         ACQUISITION OF THE ASSETS OF
                 FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND

                         777 MARINERS ISLAND BOULEVARD
                       SAN MATEO, CALIFORNIA 94404-7777
                                (650) 312-2000


                   BY AND IN EXCHANGE FOR CLASS A SHARES OF
                     FRANKLIN ARIZONA TAX-FREE INCOME FUND

                         777 MARINERS ISLAND BOULEVARD
                       SAN MATEO, CALIFORNIA 94404-7777
                                (650) 312-2000


    This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of Franklin Arizona Insured Tax-Free Income Fund ("Insured Fund"), a series of the Franklin Tax-Free Trust ("Trust"), to approve or disapprove a Plan of Reorganization (the "Plan"). If shareholders of Insured Fund vote to approve the Plan, substantially all of the assets of Insured Fund will be acquired by, and in exchange for, shares of Franklin Arizona Tax-Free Income Fund ("Income Fund"), also a series of the Trust.

    The Meeting will be held at the principal offices of Insured Fund, which are located at 777 Mariners Island Boulevard, San Mateo, California 94404-7777 on February 21, 2001 at 2:00 p.m. Pacific time. The Board of Trustees of the Trust on behalf of Insured Fund is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or
about January [     ], 2001.

    If Insured Fund shareholders vote to approve the Plan, you will receive Class A shares of Income Fund ("Income Fund Class A shares") equal in value to your investment in Insured Fund ("Insured Fund shares"). Insured Fund will then be liquidated and dissolved.

    The investment goal of Income Fund and Insured Fund (individually, a "Fund" and collectively, the "Funds") is identical. Each Fund seeks to provide investors with as high a level of income exempt from federal income taxes and Arizona State personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.

    The principal differences between the Funds are that: (i) Insured Fund invests at least 65% of its assets in insured municipal securities, while Income Fund does not have a stated percentage requirement, but generally invests a portion of its assets in insured municipal securities; and (ii) Income Fund is a diversified fund while Insured Fund is a non-diversified
fund.   As a non-diversified fund, Insured Fund may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund, which in turn could result in Insured Fund being more sensitive to economic, business, political, or other changes affecting similar issuers or securities.

    This Prospectus/Proxy Statement gives the information about the proposed reorganization, and Class A shares of Income Fund, that you should know before investing. You should retain it for future reference. Additional information about Income Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

|_| The Prospectus of Income Fund - Class A, B & C dated July 1, 2000 (the
    "Income Fund Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

|_| The Annual Report to Shareholders of the Trust dated February 29, 2000, which contains financial and performance information for Income Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

|_| A Statement of Additional Information dated January [   ], 2001 relating
    to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

    You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to either Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                                    SUMMARY

    This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A), the Income Fund Prospectus (enclosed as Exhibit B) and the Annual Report to Shareholders of the Trust (enclosed as Exhibit C).

WHAT PROPOSAL AM I VOTING ON?

    At a meeting held on November 14, 2000, the Board of Trustees of the Trust on behalf of Insured Fund approved the Plan and determined to recommend that shareholders of Insured Fund vote to approve the Plan. If shareholders of Insured Fund vote to approve the Plan, it will result in the transfer of the net assets of Insured Fund to Income Fund, in exchange for an equal value of shares of Income Fund. The shares of Income Fund will then be distributed to Insured Fund shareholders and Insured Fund will be liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Insured Fund and will become a shareholder of Income Fund.
This exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

    This means that your shares of Insured Fund will be exchanged for an equal value of shares of Income Fund. You will receive Class A shares of Income
Fund equal in value to your investment in shares of Insured Fund.

    Income Fund is managed by Advisers. It has an investment goal that is identical to Insured Fund. But Income Fund has certain policies that are similar, but not identical, to those of Insured Fund. For the reasons set forth in the "Reasons for the Transaction" section, the Board of Trustees of the Trust on behalf of Insured Fund has determined that the Transaction is in the best interests of the shareholders of Insured Fund. The Board of Trustees of the Trust also concluded that no dilution in value would result to the shareholders of Insured Fund or Income Fund, as a result of the Transaction.



                   THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                           VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

    Shareholders who own shares of Insured Fund at the close of business on December 27, 2000 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a majority of the shares of Insured Fund outstanding and entitled to vote must be voted in favor of the Plan.

    Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, your votes will be officially cast at the Meeting by the persons appointed as proxies.

    You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.


                    COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

    The principal differences in investment strategies and the policies of the Funds are the extent to which their investments focus on insured municipal securities and the extent to which their investments are focused on particular issuers.

    Insured Fund and Income Fund have the same investment goal. Each Fund seeks to provide investors with as high a level of income exempt from federal income taxes and Arizona state personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.

    Both Funds seek to achieve this investment goal by investing, under normal market conditions, predominantly in municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax, and Arizona personal income taxes. The primary difference between the investment policies of the funds is that at least 65% of the municipal securities in which Insured Fund invests are covered by insurance guaranteeing the timely payment of principal and interest. Income Fund invests in investment grade municipal securities or unrated securities that Advisers believes are comparable. In addition, unlike Insured Fund, which is a non-diversified fund, Income Fund is a diversified fund. As a diversified fund, Income Fund is required to spread its investments among more issuers.

    For more information about the investment goals and policies of the Funds, please see the section "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

    Investments in Income Fund and Insured Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, nor that either Fund will achieve its investment goals. Both Funds are subject to the risks posed by investing in municipal securities.

    The risks associated with an investment in each fund are substantially similar and include interest rate, income, credit, market, events in the state of Arizona and call risks. As a general principle, an investment in Insured Fund may involve relatively less risk than a similar investment in Income Fund. This is because Insured Fund invests at least 65% of its assets in insured municipal securities, which increases the credit safety of its insured investments. However, Insured Fund is a non-diversified fund which may increase certain other relative risks associated with investments in the Funds because Insured Fund's investments may be more focused than those of Income Fund on single issuers.

    For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

    The management of the business and affairs of each Fund is the responsibility of the Board of Trustees of the Trust, as Income Fund and Insured Fund are both series of the Trust. Both Funds are open-end, registered management investment companies, commonly referred to as "mutual funds." The Trust was organized as a Massachusetts business trust on September 18, 1984 and is registered with the SEC.

    Advisers manages the assets and makes the investment decisions for both Funds. Advisers is a wholly owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Advisers and its affiliates serve as investment manager or administrator to 52 registered investment companies, with approximately 156 U.S.-based funds or series. They have over $229 billion in combined assets under management for more than 5 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

    The team responsible for the day-to-day management of Income Fund's portfolio is:

    SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS. Ms. Amoroso has been an analyst or portfolio manager of the Fund since its inception. She is the co-Director of Franklin's Municipal Bond Department. She joined Franklin Templeton Investments in 1986.

    CARRIE HIGGINS, VICE PRESIDENT OF ADVISERS. Ms. Higgins has been an analyst or portfolio manager of the Fund since its inception. She joined Franklin Templeton Investments in 1990.

    CHRISTOPHER SPERRY, PORTFOLIO MANAGER OF ADVISERS. Mr. Sperry has been an analyst or portfolio manager of the Fund since February 2000. He joined Franklin Templeton Investments in 1996.

    Income Fund and Insured Fund each has a management agreement with Advisers under which Advisers is to receive a management fee equal to an annual rate of 0.625 of 1% of the value of its average daily net assets up to and including $100 million; 0.50 of 1% of the value of its average daily net assets over $100 million up to and including $250 million; and 0.45 of 1% of the value of its average daily net assets over $250 million. Each class of Income Fund pays its proportionate share of the management fee.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

                                 FEE TABLE FOR
                         INSURED FUND AND INCOME FUND

                                           ACTUAL+         PROJECTED++
-------------------------------------------------------------------------------

                                                              INCOME
                                      INSURED   INCOME         FUND -
                                       FUND     FUND -        CLASS A
                                               CLASS A   AFTER TRANSACTION
-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
    Maximum Sales Charge
    (as a percentage of Offering Price) 4.25%    4.25%        4.25%
      Paid at time of purchase1         4.25%    4.25%        4.25%
      Paid at time of redemption2        None     None         None
    Exchange Fee (per transaction)       None     None         None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
    Management Fees                     0.62%    0.48%        0.48%
    Distribution and service (12b-1)
    Fees                                0.10%    0.10%        0.10%
    Other Expenses                      0.09%    0.05%        0.05%
    Total Annual Fund Operating
    Expenses                            0.81%    0.63%        0.63%
-------------------------------------------------------------------------------

+Information for Insured Fund and Income Fund is provided for the fiscal year ended February 29, 2000.
++Projected expenses based on current and anticipated Income Fund expenses. *If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
1. There is no front-end sales charge if you invest $1 million or more in Class A shares of the Income Fund or shares of Insured Fund.
2. A Contingent Deferred Sales Charge ("CDSC") of 1% may apply to Class A purchases of $1 million or more with respect to each of the Funds if you sell the shares within one year. See "Your Account" in the Income Fund Prospectus and the Insured Fund Prospectus for details.
EXAMPLE

    Assumes the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in a Fund.

CLASS A                                   1 YEAR* 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------

Insured Fund                               $504   $673    $856    $1,384
Income Fund                                $486   $615    $756    $1,166
Projected Income Fund (after Transaction)  $486   $615    $756    $1,166



*Assumes a CDSC will not apply.





    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

    The Income Fund Prospectus (enclosed as Exhibit B) as well as the current Annual Report to Shareholders (enclosed as Exhibit C) contain additional financial information about Income Fund. The Annual Report to Shareholders also has discussions of Income Fund's performance during the fiscal year ended February 29, 2000. Also, the current Semiannual Report to Shareholders of the Trust contains more financial information about Income Fund as well as discussions of Income Fund's performance during the six month period ended August 31, 2000.

    The Insured Fund Prospectus, as well as the Annual and Semiannual Reports for Insured Fund, contain more financial information about Insured Fund. These documents are available free of charge upon request (see the section "Information About Insured Fund").


                               Financial Highlights

                       FRANKLIN ARIZONA TAX-FREE INCOME FUND

                              SIX
                             MONTHS
                              ENDED
                             AUGUST 31,     YEAR ENDED FEBRUARY 28,
                              2000
                                      ------------------------------------
CLASS A                   (UNAUDITED) 2000    1999     1998    1997    1996
--------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
(for a share outstanding
throughout the period)
Net asset value, beginning  $10.31 $.38  $11.44  $11.24  $11.34  $11.11
of period                   ----------------------------------------------
Income from investment
operations:
  Net investment incomea       .29    .57     .59     .61     .62     .64
  Net realized and
  unrealized                   .40   (1.02)  (.01)    .29    (.04)    .36
  gains (losses)               -------------------------------------------
Total from investment          .69    (.45)   .58     .90     .58    1.00
operations                     -------------------------------------------
Less distributions from:
  Net investment income       (.29)   (.58)  (.59)   (.61)   (.63)   (.65)
  In excess of net investment     /d      /e      /f (.01)
income                          -        -       -             -      -
  Net realized gains            -     (.04)  (.05)   (.08)   (.05)   (.12)
                               -------------------------------------------
Total distributions           (.29)   (.62)  (.64)   (.70)   (.68)   (.77)
                               -------------------------------------------
Net asset value, end of
period                      $10.71   $10.31 $11.38 $11.44  $11.24  $11.34
                               -------------------------------------------

Total returnb                6.78%   (4.15%)  5.17%  8.23%  5.33%   9.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000's)                   $765,930 $756,274 $861,020 $810,250 $752,335 $750,797
Ratios to average net
assets:
  Expenses                    .64%/c   .62%    .63%    .63%   .62%    .62%
  Net investment income      5.48%/c  5.30%   5.11%   5.40%  5.59%   5.67%
Portfolio turnover rate     12.19%   20.55%  14.11%  20.02% 16.57%  25.12%


a Based on average shares outstanding effective February 29, 2000.
b Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.
c Annualized.
d Includes distributions in excess of net investment income in the amount of $.003.
e Includes distributions in excess of net investment income in the amount of $.001.
f Includes distributions in excess of net investment income in the amount of $.002.
WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

The Funds use the same service providers for the following services:

    TRANSFER AGENCY AND CUSTODY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for the Funds.

    Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as the custodian of the securities and other assets of both Funds.

    ADMINISTRATIVE SERVICES. FT Services, a wholly-owned subsidiary of Resources, provides certain administrative facilities and services to Income Fund and Insured Fund under the same terms and conditions.

    DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions for both Funds.

    DISTRIBUTION AND SERVICE (12B-1) FEES. Both Funds have distribution or "Rule 12b-1" plans. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

    Insured Fund under its Class A plan (the Insured Fund only offers one class of shares) may pay up to 0.15% per year of Class A's average daily net assets while payments by Income Fund under its plan are limited to 0.10% per year of Class A's average daily net assets.

    For more information regarding Income Fund's Rule 12b-1 plans, please see "The Underwriter - Distribution and Service (12b-1) fees" in its current SAI dated July 1, 2000.

    PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of Income Fund and Insured Fund is 4.25% with reduced charges for purchases of $100,000 or more and no front-end sales charges for purchases of $1 million or more. Each Fund generally requires a minimum initial investment of $1,000 and subsequent investments of at least $50.

    You may sell (redeem) your shares at any time. Shares of each Fund also may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

    Shares of each Fund may be redeemed at their respective Net Asset Value per share. However, redemptions of Class A shares of either Fund which were purchased in amounts of $1,000,000 or more generally are subject to a 1% CDSC on shares you sell within 12 months of purchase. Income Fund shares acquired by Insured Fund shareholders as a result of this Transaction are subject to a CDSC to the same extent that Insured Fund shares were subject to a CDSC.

    Additional information and specific instructions explaining how to buy, sell, and exchange shares of Income Fund and Insured Fund are outlined in the Income Fund Prospectus and Insured Fund Prospectus, respectively, under the heading "Your Account." The accompanying Income Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for both Funds.

    DIVIDENDS AND DISTRIBUTIONS. Both Funds declare dividends from their net investment income daily and pay them monthly on or about the 20th day of the month. The amount of these dividends will vary depending on changes in the Funds' net investment income. Neither Fund pays "interest" nor guarantees any amount of dividends or return on an investment in its shares. Capital gains, if any, for both Funds may be distributed twice each year.

     The tax implications of an investment in either Fund are generally the same. For more information about the tax implications of investments in the Income Fund, see the attached Income Fund Prospectus under the heading "Distributions and Taxes."


                          REASONS FOR THE TRANSACTION

    The Board of Trustees of the Trust on behalf of Insured Fund has recommended the acquisition of substantially all of the assets of Insured Fund by Income Fund in exchange for Class A shares of Income Fund and the distribution of such shares to the shareholders of Insured Fund in complete liquidation of Insured Fund and dissolution of Insured Fund (the "Transaction") in order to combine Insured Fund with a larger fund that has similar goals and investment policies. A larger fund may be expected to have a lower expense ratio because certain costs may be spread over a larger asset base. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agency fees, would be largely unaffected by the Transaction.

    The Plan was presented to the Board of Trustees of the Trust on behalf of Insured Fund at a meeting held on November 14, 2000. At the meeting, the Board of Trustees reviewed the potential benefits and costs to shareholders of Insured Fund; the expense ratios of Income Fund and Insured Fund; the comparative investment performance of Income Fund and Insured Fund; the compatibility of the investment goals, policies, restrictions and investments of Insured Fund with those of Income Fund; and the tax consequences of the Transaction. During the course of its deliberations, the Board of Trustees of Insured Fund noted that the expenses of the Transaction will be shared one-quarter by Insured Fund, one-quarter by Income Fund, and one-half by Advisers.

    The Board of Trustees, including a majority of the trustees who are not interested persons of either Fund ("Independent Trustees"), concluded that the Transaction is in the best interests of the shareholders of Insured Fund and that no dilution of value would result to the shareholders of Insured Fund from the Transaction, approved the Plan and recommended that shareholders of Insured Fund vote to approve the Transaction.

    FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.


                       INFORMATION ABOUT THE TRANSACTION

    This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

    If the shareholders of Insured Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the Trust on behalf Insured Fund and Income Fund, including the preparation of certain documents. The Trust will determine a specific date for the actual Transaction to take place. This is called the closing date. If the shareholders of Insured Fund do not approve the Plan, the Transaction will not take place.

    Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of Insured Fund approve the Plan at the Meeting, shares of Insured Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

    If the shareholders of Insured Fund approve the Plan, Insured Fund will deliver to Income Fund substantially all of its assets on the closing date, which is scheduled for March 8, 2001 or such other later date as the Funds may agree. In exchange, shareholders of Insured Fund will receive Class A shares of Income Fund that have a value equal to the dollar value of the assets delivered to Insured Fund. The stock transfer books of Insured Fund will be permanently closed as of 1:00 p.m. Pacific time on the closing date. Insured Fund will only accept requests for redemptions received in proper form before 1:00 p.m. Pacific time on the closing date. Requests received after that time will be considered requests to redeem shares of Income Fund.

    To the extent permitted by law, the Funds may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of Insured Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

    The expenses resulting from the Transaction, including the cost of the proxy solicitation, will be paid one-quarter by Insured Fund, one-quarter by Income Fund, and one-half by Advisers, the investment manager for both Funds.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

    The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from the Trust on behalf of Insured Fund and Income Fund, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Funds, that shareholders of Insured Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Insured Fund for shares of Income Fund and that neither Income Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of Insured Fund.

    You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor regarding state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF INCOME FUND?

    Class A shares of Income Fund will be distributed to shareholders of the Insured Fund's shares and will have the same legal characteristics as the shares of Insured Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Former shareholders of Insured Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Income Fund until Insured Fund certificates have been returned.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

    The following table sets forth, as of November 15, 2000, the capitalization of Class A shares of Insured Fund (the only class of Insured Fund outstanding) and the Class A shares of Income Fund. The table also shows the projected capitalization of Income Fund Class A shares as adjusted to give effect to the proposed Transaction. The capitalization of Income Fund and its classes is likely to be different when the Transaction is consummated.

                                                                 INCOME FUND -
                                           INSURED   INCOME     PROJECTED AFTER
                                            FUND      FUND        TRANSACTION
                                         (UNAUDITED)(UNAUDITED)   (UNAUDITED)
-------------------------------------------------------------------------------

    Net assets (all classes) (millions)        $73        $780         $853
    Total shares outstanding
   (all classes)                         7,127,677  73,198,720/1  80,064,391/1
    Class A net assets (millions)              $73        $754         $827
    Class A shares outstanding           7,127,677  70,836,129   77,701,800
    Class A net asset value per share       $10.26      $10.65       $10.65

    1 Income Fund offers two additional classes of shares, Class B and Class C.


                  COMPARISON OF INVESTMENT GOALS AND POLICIES

    This section describes the key differences between the investment policies of Insured Fund and Income Fund, and certain noteworthy differences between the investment goals and policies of the two Funds. For a complete description of Income Fund's investment policies and risks, you should read the Income Fund Prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS AND STRATEGIES OF THE FUNDS?

    There are several important differences between the Funds.

    Income Fund and Insured Fund share the same investment goal: to provide investors with as high a level of income exempt from federal income taxes and from personal income taxes for resident shareholders of Arizona as is consistent with prudent investment management and preservation of shareholders' capital. Each Fund seeks to achieve its goal by trying to invest all of its assets in tax-free municipal securities, including bonds, notes, commercial paper and municipal lease obligations.


    A significant difference between the funds is in the credit quality of municipal securities in which they invest. Insured Fund invests at least 65% of its total assets in insured municipal securities. Income Fund only invests in investment grade securities or unrated securities that Advisers believes are comparable. Also significant is that Income Fund is a diversified fund and Insured Fund is a non-diversified fund.

    MUNICIPAL SECURITIES. Each Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 80% of its total assets in municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax, and Arizona personal income taxes. Although each Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax.

    Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public and private projects. Municipal securities pay a fixed, floating or variable rate of interest, and require that the amount borrowed (the "principal") be repaid at maturity. These types of securities generally pay interest free from federal income tax and, if issued by Arizona or its counties, municipalities, authorities, agencies, or other subdivisions, or by U.S. territories, Arizona personal income taxes for Arizona residents. Although each Fund mainly invests in municipal securities of Arizona, each may invest up to 35% of its assets in municipal securities issued by U.S. territories, which includes municipal issuers in Puerto Rico, Guam, Mariana Islands, and the U.S. Virgin Islands.

    QUALITY.   Income Fund only buys municipal securities rated in the top four ratings by U.S. nationally recognized rating services (or comparable unrated securities). Insured Fund invests at least 65% of its total assets, and normally more than that percentage, in insured municipal securities. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. Generally, the Insured Fund buys insured municipal securities only if they are covered by policies issued by AAA-rated municipal bond insurers. There are currently four municipal bond insurers with a AAA rating. The Fund pays insurance premiums either directly or indirectly, which increases the credit safety of its insured investments, but decreases its yield (and does not guarantee the market value of a security or Insured Fund's shares or distributions). Insured Fund may invest the balance of its assets in the following types of securities: (i) uninsured municipal securities secured by an escrow or trust account containing direct U.S. government obligations; (ii) municipal securities rated in one of the top three ratings by U.S. nationally recognized rating services (or comparable unrated securities), which may include uninsured securities and insured securities covered by policies issued by insurers with a rating below AAA but not below A; or (iii) uninsured, short-term, tax-exempt securities rated in the top rating, pending investment in longer-term municipal securities. Insured Fund may only invest up to 20% of its total assets in the type of securities described in (ii) above.


    INSURANCE Although Income Fund may invest in insured municipal securities, it does not have any requirement to invest a specified percentage of its assets in these securities. Insured Fund invests primarily in insured municipal securities. Normally, the underlying rating of an insured security is one of the top three ratings of Fitch, Moody's or S&P. An insurer may insure municipal securities that are rated below the top three ratings or that are unrated if the securities otherwise meet the insurer's quality standards.

    DIVERSIFICATION.     Unlike Insured Fund, Income Fund is a diversified
fund under the 1940 Act. As a diversified fund, the Income Fund will not buy a security if, with respect to 75% of its net assets, more than 5% would be in the securities of any single issuer (with the exception of obligations of the U.S. government) or if it would result in the Fund owning more than 10% of the voting securities of a single issuer. Income Fund, however, is not prohibited from investing the remaining 25% of its net assets in the securities of a single issuer. For this purpose, each political subdivision, agency, or instrumentality, each multi-state agency of which a state is a member, and each public authority that issues private activity bonds on behalf of a private entity, is considered a separate issuer. Although Insured Fund may invest a greater portion of its assets in the securities of a single issuer than a diversified fund, it does intend to meet the diversification requirements of the Internal Revenue Code ("Code"). Those diversification requirements are similar to the diversification requirements of the 1940 Act, except that the limitations only apply to 50% (not 75%) of total assets. As to the remaining 50% of its assets, a fund complying with the Code's diversification requirements may buy as few as two separate securities each representing 25% of its Net Asset Value. Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type. A non-diversified fund, such as Insured Fund, may be more sensitive to these changes.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

    Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote").

    In addition to the different restrictions that the Funds have adopted with respect to diversification that were described in the previous section, the Funds have adopted two different restrictions as fundamental policies, which may not be changed without the approval of a Majority Vote.

    Insured Fund may purchase shares of money market funds managed by Advisers or its affiliates to the extent permitted by exemption granted under the 1940 Act, which allows the Fund to invest in shares of one or more investment companies of the type generally referred to as money market funds, managed by Advisers or its affiliates. Income Fund may also purchase securities of money market funds managed by Advisers or its affiliates, but such purchases are subject to several conditions. Income Fund's purchases and redemptions of money market fund shares may not be subject to any purchase or redemption fees, its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing the Fund's shares and the aggregate investments by the Fund in any money market fund may not exceed (A) the greater of (i) 5% of the Fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.

    Insured Fund may not purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale.

    WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

    Like all investments, an investment in both Funds involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills. The risks of the Funds are basically the same as those of other investments in municipal securities of similar quality, although an investment in the Funds may involve more risk than an investment in a fund that does not focus on the securities of a single state.

    The Funds share the following risks:

    INCOME RISK. Since each Fund can only distribute what it earns, a Fund's distributions to shareholders may decline when interest rates fall.

    CREDIT RISK. An issuer of municipal securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

    Many of each Fund's portfolio securities are supported by credit enhancements, which may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in either Fund's portfolio may affect the value of the securities they insure, the Fund's share price and Fund performance. A Fund might also be adversely affected by the inability of an insurer to meet its insurance obligations.

    INTEREST RATE RISK. When interest rates rise, municipal security prices fall. The opposite is also true: municipal security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

    CALL RISK. A municipal security may be prepaid (called) before maturity. Securities are more likely to be called when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a Fund may have to replace it with a lower-yielding security. At any time, each Fund may have a large amount of its assets invested in municipal securities subject to call risk. A call of some or all of these securities may lower that Fund's income and yield and its distributions to shareholders.

    MARKET RISK. Market activity or the results of supply and demand may reduce a security's value. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

    Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS RISK. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

    DIVERSIFICATION RISK. Insured Fund is a non-diversified fund. It may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund. Insured Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of their shares. Insured Fund, however, intends to meet certain tax diversification requirements. Income Fund is a diversified fund.

    STATE RISK. Since both Funds invest predominately in municipal securities of Arizona, events in that state are likely to affect each Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Therefore, both Funds involve more risk than an investment in a fund that does not focus on securities of a single state.

    A negative change in any one of these or other areas could affect the ability of Arizona's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a state are unpredictable and can change at any time.

    For more specific information on the economy and financial strength of Arizona, please see the "Risks" section in each Fund's current SAI.

    U.S. TERRITORIES RISK. Each Fund may invest up to 35% of its assets in municipal securities issued by U.S. territories. As with state municipal securities, events in any of these territories where a Fund is invested may affect the Fund's investments and its performance.

                                 VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

    The affirmative vote of a majority of the total number of shares of Insured Fund outstanding and entitled to vote is necessary to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Insured Fund held at the close of business on December 27, 2000 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

    Under relevant state law and the Insured Fund's governing documents, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

    You can vote in any one of four ways:

       o   By mail, with the enclosed proxy card.

       o   In person at the Meeting.

       o By telephone or through the Internet; a control number is provided on your proxy card and separate instructions are enclosed.

    A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

    You may revoke your proxy at any time before it is voted by sending a written notice to Insured Fund expressly revoking your proxy, by signing and forwarding to Insured Fund a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

    The Board of Trustees of the Trust on behalf of Insured Fund does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

    Shareholders of record of Insured Fund on the Record Date will be entitled
to vote at the Meeting. On the Record Date, there were [                 ]
outstanding shares of Insured Fund.


WHAT OTHER SOLICITATIONS WILL BE MADE?

    Insured Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Insured Fund may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Insured Fund without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. Insured Fund has engaged Shareholder Communications Corporation to solicit proxies from brokers, banks, other institutional holders, and individual shareholders for a fee, including out-of-pocket expenses ranging between $6,312 and $7,257. The costs of any such additional solicitation and of any adjourned session will be shared one-quarter by Insured Fund, one-quarter by Income Fund, and one-half by Advisers.

ARE THERE DISSENTERS' RIGHTS?

    Shareholders of Insured Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your Income Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.


                         INFORMATION ABOUT INCOME FUND

    Information about Income Fund is included in the Income Fund Prospectus, which is attached to and considered a part of this Prospectus/Proxy
Statement. Additional information about Income Fund is included in its SAI dated July 1, 2000, which is incorporated into the Prospectus and considered a part of this Prospectus/Proxy Statement. The Income Fund's Annual Report to Shareholders for the fiscal year ended February 29, 2000, is attached to and considered a part of this Prospectus/Proxy Statement. You may request a free copy of the Semiannual Report to Shareholders for the six month period ended August 31, 2000, the SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to the Income Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

    Income Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.



                        INFORMATION ABOUT INSURED FUND

    Information about Insured Fund is included in the current Insured Fund Prospectus, as well as Insured Fund's SAI dated July 1, 2000, and in the Trust's Annual Report to Shareholders dated February 29, 2000 and Semiannual Report dated August 31, 2000. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to Insured Fund by calling 1-800/DIAL BEN(R) or by writing to Insured Fund at P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by the Insured Fund can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

                          PRINCIPAL HOLDERS OF SHARES

    As of the Record Date, the officers and trustees of Insured Fund, as a group, owned less than 1% of the outstanding voting shares of Insured Fund. In addition, as of the Record Date, the officers and trustees of Income Fund, as a group, owned less than 1% of the outstanding voting shares of Class A of Income Fund. From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. Except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of Income Fund or Insured Fund.


Name and Address                                          Percentage (%)
-------------------------------------------------------------------------------







                                   GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the investment manager for both Funds

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A shares within 12 months of purchase

DISTRIBUTORS - Franklin Templeton Distributors, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the principal underwriter for the Funds

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.


FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company

FT SERVICES - Franklin Templeton Services, Inc., the Funds' administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the shareholder servicing and transfer agent to the Funds

MOODY'S - Moody's Investors Services, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of shares outstanding.

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge, if applicable. For each Fund, the maximum front-end sales charge is 4.25% for Class A shares of Income Fund and for Class A shares of Insured Fund. We calculate the offering price to two decimal places using standard rounding criteria.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

S&P - Standard & Poor's(R) Ratings Group

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Funds and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


                            EXHIBITS TO PROSPECTUS
                              AND PROXY STATEMENT
Exhibit
-------------------------------------------------------------------------------

   A Plan of Reorganization by Franklin Tax-Free Trust on behalf of Franklin Arizona Tax-Free Income Fund and Franklin Arizona Insured Tax-Free Income Fund

   B Prospectus of Arizona Tax-Free Income Fund - Class A, B & C dated July 1, 2000 (enclosed)

   C Annual Report to Shareholders of Franklin Tax-Free Trust dated February 29, 2000 (enclosed)


EXHIBIT A

                              PLAN OF REORGANIZATION

    THIS PLAN OF REORGANIZATION (the "Plan"), is made by Franklin Tax-Free Trust, a business trust created under the laws of Massachusetts in September 1984 (the "Trust") as of this ___ day of ________, 2000, on behalf of two of its series, Franklin Arizona Insured Tax-Free Income Fund ("Insured Fund") and Franklin Arizona Tax-Free Income Fund ("Income Fund") (collectively, the "Funds"), with a principal place of business at 777 Mariners Island Boulevard, San Mateo, California 94404.

                              PLAN OF REORGANIZATION

    The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Income Fund of substantially all of the property, assets and goodwill of Insured Fund in exchange solely for shares of beneficial interest, no par value, of Income Fund - Class A ("Income Fund Shares"); (ii) the distribution of Income Fund Shares to the shareholders of Insured Fund according to their respective interests; and (iii) the subsequent dissolution of Insured Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.



                                   AGREEMENT

    In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:



1.    SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF INSURED FUND.

      (a) Subject to the terms and conditions of this Plan, the Trust on behalf of Insured Fund agrees that it will convey, transfer and deliver to Income Fund at the Closing all of Insured Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Insured Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees shall reasonably deem to exist against Insured Fund, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on Insured Fund's books (hereinafter "Net Assets"). Insured Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

    (b) Subject to the terms and conditions of this Plan, the Trust on behalf of Insured Fund, shall at the Closing deliver to Income Fund the number of Insured Fund shares ("Insured Fund Shares") herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Income Fund agrees at the Closing to deliver to Insured Fund, the number of Income Fund Shares determined by dividing the net asset value per share of Insured Fund Shares by the net asset value per share of Income Fund Shares, and multiplying the result thereof by the number of outstanding Insured Fund Shares, as of 1:00 p.m. Pacific time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

    (c) Immediately following the Closing, the Trust shall dissolve Insured Fund and distribute pro rata to the shareholders of record of Insured Fund Shares as of the close of business on the Closing Date, the Income Fund Shares received by Insured Fund pursuant to this Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of Insured Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Income Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Insured Fund shall be entitled to surrender the same to the transfer agent for the Income Fund in exchange for the number of Income Fund Shares into which Insured Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Income Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Insured Fund shall be deemed for all Income Fund's purposes to evidence ownership of the number of Income Fund Shares into which the Insured Fund Shares (which prior to the Closing were represented thereby) have been converted.



2.    VALUATION.

    (a)The value of Insured Fund's Net Assets to be acquired by Income Fund hereunder shall be computed as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Insured Fund's currently effective prospectus.

    (b)The net asset value of a share of beneficial interest of Insured Fund Shares shall be determined as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Insured Fund's currently effective prospectus.

    (c)The net asset value of a share of beneficial interest of Income Fund Shares shall be determined as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Income Fund's currently effective prospectus.




3.    CLOSING DATE.

    The Closing Date shall be March 8, 2001, or such later date as determined by the Trust's officers. The Closing shall take place at the principal office of the Trust at 2:00 p.m. Pacific time, on the Closing Date. The Trust on behalf of the Insured Fund shall have provided for delivery as of the Closing those Net Assets of Insured Fund to be transferred to the account of Income Fund at the Trust's Custodian, Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286. Also, the Trust on behalf of Insured Fund shall have prepared and have available at the Closing a list of names and addresses of the shareholders of record of its Insured Fund Shares and the number of shares of beneficial interest of Insured Fund Shares owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m. Pacific time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. The Trust on behalf of Income Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Income Fund to be delivered to the account of Income Fund at said transfer agent registered in such manner as the officers of the Trust on behalf of Insured Fund shall deem appropriate, or shall have prepared satisfactory evidence that such Income Fund Shares have been registered in an account on the books of Income Fund in such manner as the officers of the Trust on behalf of Insured Fund shall deem appropriate.



4.    REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF INCOME FUND.
      --------------------------------------------------------------------

    The Trust makes the following representations and warranties about Income
Fund:

    (a) Income Fund is a series of the Trust, a business trust created under the laws of the Commonwealth of Massachusetts on September 18, 1984 and validly existing under the laws of that commonwealth. The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Trust's Income Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933
Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

    (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Income Fund Shares, no par value, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Income Fund is further divided into three classes of shares of which Income Fund Shares is one, and an unlimited number of shares of beneficial interest have been allocated and designated to Income Fund Shares.

    (c) The financial statements appearing in the Trust's Annual Report to Shareholders for the fiscal year ended February 29, 2000, audited by PricewaterhouseCoopers LLP, and the Semiannual Report to Shareholders for the six month period ended August 31, 2000, fairly present the financial position of Income Fund as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) The books and records of Income Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Income Fund.

    (e) The Trust has the necessary power and authority to conduct its business as such business is now being conducted.

    (f) The Trust on behalf of Income Fund is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust ("Agreement and Declaration of Trust"), By-laws, as amended ("By-laws"), or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

    (g) The Trust has elected to treat Income Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Income Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

    (h) Income Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (i) Income Fund does not have any unamortized or unpaid organization fees or expenses.



5.    REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF INSURED FUND.
      ---------------------------------------------------------------------

    The Trust makes the following representations and warranties about Insured
Fund:

    (a) Insured Fund is a series of the Trust, a business trust created under the laws of the Commonwealth of Massachusetts on September 18, 1984 and validly existing under the laws of that commonwealth. The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Trust's Insured Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

    (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Insured Fund, no par value, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights. One class of shares of Insured Fund has been designated as the Insured Fund-Class A Shares, and an unlimited number of shares of beneficial interest of the Trust have been allocated to Insured Fund Shares.

     (c) The financial statements appearing in the Trust's Annual Report to Shareholders for the fiscal year ended February 29, 2000, audited by PricewaterhouseCoopers LLP, and the Semiannual Report to Shareholders for the six month period ended October 31, 2000, fairly present the financial position of Insured Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The Trust has the necessary power and authority to conduct Insured Fund's business as such business is now being conducted.

     (e) The Trust on behalf of Insured Fund is not a party to or obligated under any provision of the Trust's Agreement and Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

    (f) The Trust has elected to treat Insured Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Insured Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

    (g) Insured Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (h) Insured Fund does not have any unamortized or unpaid organization fees or expenses.



6.    REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF THE FUNDS.
      ------------------------------------------------------------------

    The Trust makes the following representations and warranties about both Insured Fund and Income Fund:

    (a) The Trust will create a statement of assets and liabilities for each of the Funds which will be prepared as of 1:00 p.m. Pacific time on the Closing Date for the purpose of determining the number of Income Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect its Net Assets in the case of Insured Fund and its Net Assets in the case of Income Fund, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

    (b) At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

    (c) Except as disclosed in the Trust's currently effective prospectuses relating to the Funds, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

    (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

    (e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of the Trust's Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

    (f) It is anticipated that consummation of this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

    (g) The Trust has the necessary power and authority to conduct the business of the Funds, as such business is now being conducted.



7.    INTENTIONS OF THE TRUST ON BEHALF OF THE FUNDS.
      ----------------------------------------------

    (a) The Trust intends to operate each Fund's respective business, as presently conducted between the date hereof and the Closing.

    (b) The Trust intends that the Insured Fund will not acquire the Income Fund Shares for the purpose of making distributions thereof to anyone other than Insured Fund's shareholders.

    (c) The Trust on behalf of Insured Fund intends, if this Plan is consummated, to liquidate and dissolve Insured Fund.

     (d) The Trust intends that, by the Closing, all of the Funds' Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

    (e) At the Closing, the Trust on behalf of Insured Fund intends to have available a copy of the shareholder ledger accounts, certified by the Trust's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Insured Fund Shares as of 1:00 p.m. Pacific time on the Closing Date who are to become shareholders of Income Fund as a result of the transfer of assets that is the subject of this Plan.

    (f) The Trust intends to mail to each shareholder of record of Insured Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940
Act, and the rules and regulations, respectively, thereunder.

    (g) The Trust intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Income Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Insured Fund's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.




8.    CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST ON BEHALF OF THE FUNDS.
      ------------------------------------------------------------------------

    The consummation of this Plan hereunder shall be subject to the following respective conditions:

    (a) That: (i) all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the performance of all obligations required by this Plan to be performed by the Trust on behalf of the Funds shall occur prior to the Closing; and (iii) the Trust shall execute a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

    (b) That this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Trust on behalf of each of the Funds.

    (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of Insured Fund or Income Fund or would prohibit the transactions contemplated hereby.

    (d) That the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Insured Fund at an annual or special meeting or any adjournment thereof.

    (e) That a distribution or distributions shall have been declared for Insured Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders
(i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by
Section 1222(a) of the Code.

     (f) That there shall be delivered to the Trust on behalf of Insured Fund and Income Fund an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of the Trust with regard to matters of fact:

           (1) The acquisition by Income Fund of substantially all the assets of Insured Fund in exchange for Income Fund Shares followed by the distribution by Insured Fund to its shareholders of Income Fund Shares in complete liquidation of Insured Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Insured Fund and Income Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

           (2) No gain or loss will be recognized by Insured Fund upon the transfer of substantially all of its assets to Income Fund in exchange solely for voting shares of Income Fund (Code Sections 361(a) and 357(a));

           (3) No gain or loss will be recognized by Income Fund upon the receipt of substantially all of the assets of Insured Fund in exchange solely for voting shares of Income Fund (Section 1032(a) of the Code);

           (4) No gain or loss will be recognized by Insured Fund upon the distribution of Income Fund Shares to its shareholders in liquidation of Insured Fund (Section 361(c)(1) of the Code);

           (5) The basis of the assets of Insured Fund received by Income Fund will be the same as the basis of such assets to Insured Fund immediately prior to the reorganization (Section 362(b) of the Code);

           (6) The holding period of the assets of Insured Fund received by Income Fund will include the period during which such assets were held by Insured Fund (Section 1223(2) of the Code);

           (7) No gain or loss will be recognized to the shareholders of Insured Fund Shares upon the exchange of their shares in Insured Fund for voting shares of Income Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

          (8) The basis of the Income Fund Shares received by Insured Fund Shares' shareholders shall be the same as the basis of Insured Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

          (9) The holding period of Income Fund Shares received by shareholders of Insured Fund Shares (including fractional shares to which they may be entitled) will include the holding period of Insured Fund Shares surrendered in exchange therefor, provided that Insured Fund Shares were held as a capital asset on the date of the exchange (Section 1223(1) of the Code); and

          (10) Income Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Insured Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

     (g) That there shall be delivered to the Trust on behalf of Income Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust with respect to Insured Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

           (1) Insured Fund is a series of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on September 18, 1984 and is validly existing business trust and in good standing under the laws of that commonwealth;

           (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, no par value, of Insured Fund. One class of shares of Insured Fund has been designated as the Insured Fund - Class A Shares, and an unlimited number of shares of beneficial interest of the Trust have been allocated to Insured Fund Shares. Assuming that the initial shares of beneficial interest of Insured Fund were issued in accordance with the 1940 Act and the Agreement and Declaration of Trust and By-laws of the Trust, and that all other outstanding shares of Insured Fund were sold, issued and paid for in accordance with the terms of Insured Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

           (3) Insured Fund is a diversified series of the Trust, an open-end investment company of the management type registered as such under the 1940 Act;

           (4) Except as disclosed in Insured Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Insured Fund, the unfavorable outcome of which would materially and adversely affect Insured Fund;

           (5) All actions required to be taken by the Trust on behalf of Insured Fund to authorize this Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of the Trust on behalf of Insured Fund; and

           (6) Neither the execution, delivery, nor performance of this Plan by the Trust on behalf of Insured Fund violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; this Plan is the legal, valid and binding obligation of the Trust on behalf of Insured Fund and is enforceable against the Trust on behalf of Insured Fund in accordance with its terms.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

    (h)That there shall be delivered to the Trust on behalf of the Insured Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust with respect to Income Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

           (1) Income Fund is a series of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on September 18, 1984 and is a validly existing business trust and in good standing under the laws of that commonwealth;

           (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, no par value, of Income Fund. Income Fund is further divided into three classes of shares of which Income Fund Shares is one, and an unlimited number of shares of beneficial interest, no par value, have been allocated and designated to Income Fund Shares. Assuming that the initial shares of beneficial interest of Income Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-laws of the Trust, and that all other outstanding shares of Income Fund were sold, issued and paid for in accordance with the terms of Income Fund's prospectus in effect at the time of such sales, each such outstanding share of Income Fund is fully paid, non-assessable, freely transferable and has full voting rights;

            (3) Income Fund is a diversified series of the Trust, an open-end investment company of the management type registered as such under the 1940 Act;

            (4) Except as disclosed in Income Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Income Fund, the unfavorable outcome of which would materially and adversely affect Income Fund;

           (5) Income Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of Income Fund;

           (6) All actions required to be taken by the Trust on behalf of Income Fund to authorize this Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of the Trust on behalf of Income Fund;

           (7) Neither the execution, delivery, nor performance of this Plan by the Trust on behalf of Income Fund violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; this Plan is the legal, valid and binding obligation of the Trust on behalf of Income Fund and is enforceable against the Trust on behalf of Income Fund in accordance with its terms; and

           (8) The registration statement of the Trust, of which the prospectus dated July 1, 2000 of Income Fund is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

    (i)That the Trust's Registration Statement with respect to the Income Fund Shares to be delivered to Insured Fund Shares' shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

    (j)That Income Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Income Fund Shares lawfully to be delivered to each holder of Insured Fund Shares.

    (k)That, at the Closing, there shall be transferred to Income Fund, aggregate Net Assets of Insured Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Insured Fund on the Closing Date.

       (l) That there be delivered to the Trust on behalf of the Income Fund information concerning the tax basis of the Insured Fund in all securities transferred to the Income Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of the Insured Fund as of the date of the Closing, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Insured Fund respect to each shareholder.



9.    BROKERAGE FEES AND EXPENSES.

    (a) The Trust represents and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

    (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne one-quarter by Income Fund, one-quarter by Insured Fund, and one-half by Franklin Advisers, Inc.

    10.TERMINATION; POSTPONEMENT; WAIVER; ORDER.

    (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Insured
Fund) prior to the Closing or the Closing may be postponed by the Trust on behalf of either party by resolution of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

    (b) If the transactions contemplated by this Plan have not been consummated by August 31, 2001, the Plan shall automatically terminate on that date, unless a later date is established.

    (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust, Insured Fund nor Income Fund, nor the Trust's trustees, officers, or agents or the shareholders of either Insured Fund or Income Fund shall have any liability in respect of this Plan.

    (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Board of Trustees on behalf of either of Insured Fund or Income Fund if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of either Insured Fund or Income Fund, on behalf of whom such action is taken.

     (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Trust nor any of its officers, trustees, agents or shareholders nor the Funds nor any of their shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of either of the Funds or the Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to either of the Funds' shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust on behalf of Insured Fund or Income Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of Insured Fund, unless such terms and conditions shall result in a change in the method of computing the number of Income Fund Shares to be issued to Insured Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Insured Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Trust shall promptly call a special meeting of the shareholders of Insured Fund at which such conditions so imposed shall be submitted for approval.



11.   ENTIRE AGREEMENT AND AMENDMENTS.

    This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by the Trust on behalf of the Funds. Neither this Plan nor any interest herein may be assigned without the prior written consent of the Trust on behalf of the Funds.

12.        COUNTERPARTS.

    This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.   NOTICES.
    Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Trust at 777 Mariners Island Boulevard, San Mateo, California 94404, Attention:
Secretary.

14.   GOVERNING LAW.

    This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.




    IN WITNESS WHEREOF, Franklin Tax-Free Trust, on behalf of Franklin Arizona Insured Tax-Free Income Fund and Franklin Arizona Tax-Free Income Fund , has executed this Plan by its duly authorized officers, all as of the date and year first-above written.



                               FRANKLIN TAX-FREE TRUST,
                                 ON BEHALF OF
                               FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND

Attest:

_________________________      By:________________________________
Murray L. Simpson                          David P. Goss
Secretary                                  Vice President

                               FRANKLIN TAX-FREE TRUST,
                                ON BEHALF OF
                               FRANKLIN ARIZONA TAX-FREE
                               INCOME FUND

Attest:

_________________________      By:________________________________
Murray L. Simpson                          David P. Goss
Secretary                                  Vice President





                                   EXHIBIT B

                                 PROSPECTUS OF
                     FRANKLIN ARIZONA TAX-FREE INCOME FUND
                              DATED JULY 1, 2000

The prospectus of Franklin Arizona Tax-Free Income Fund dated July 1, 2000, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the prospectus of Franklin Arizona Tax-Free Income Fund dated July 1, 2000, is incorporated by reference to the electronic filing made on June 28, 2000, under File No. 2-94222.

                                   EXHIBIT C

                       ANNUAL REPORT TO SHAREHOLDERS OF
                     FRANKLIN ARIZONA TAX-FREE INCOME FUND
                            DATED FEBRUARY 29, 2000

The Annual Report to shareholders of Franklin Arizona Tax-Free Income Fund dated February 29, 2000, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Arizona Tax-Free Income Fund dated May 10, 2000, is incorporated by reference to the electronic filing made on May 10, 2000, under File No. 2-94222.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY

















                 PLEASE DETACH AT PERFORATION BEFORE MAILING.
-------------------------------------------------------------------------------

PROXY                                                         PROXY
                       SPECIAL SHAREHOLDERS' MEETING OF
                 FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND
                               FEBRUARY 21, 2001

The undersigned hereby revokes all previous proxies for his or her shares and appoints Rupert H. Johnson, Jr., Harmon E. Burns, Murray L. Simpson, Barbara
J. Green, and David P. Goss, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin Arizona Insured Tax-Free Income Fund ("Insured Fund") that the undersigned is entitled to vote at the Insured Fund's Meeting to be held at 777 Mariners Island Boulevard, San Mateo, CA 94404 at 2:00 p.m. Pacific time on February 21, 2001, including any adjournments thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                    VOTE VIA THE INTERNET:
                                    WWW.FRANKLINTEMPLETON.COM
                                    VOTE VIA THE TELEPHONE: 1-800-597-7836
                                    CONTROL NUMBER:

                                    Note: Please sign exactly as your name
                                    appears on the proxy. If signing for
                                    estates, trusts or corporations, your
                                    title or capacity should be stated. If
                                    shares are held jointly, each holder must sign.

                                    -----------------------------------
                                    Signature
                                    -----------------------------------
                                    Signature
                                    -----------------------------------
                                    Date

                           (Please see reverse side)
   PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE
                        REQUIRED IF MAILED IN THE U.S.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT




















                 PLEASE DETACH AT PERFORATION BEFORE MAILING.
-------------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE INSURED FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF THE INSURED FUND PURSUANT TO THE PLAN OF REORGANIZATION WITH FRANKLIN ARIZONA TAX-FREE INCOME FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE  BOARD  OF  TRUSTEES  UNANIMOUSLY  RECOMMENDS  THAT  YOU  VOTE IN  FAVOR OF
PROPOSAL 1.

                                                   For    Against   Abstain

1. To approve a Plan of Reorganization between     [  ]     [  ]     [  ]
   Franklin Arizona Insured Tax-Free Income Fund
   ("Insured Fund") and Franklin Arizona Tax-Free
   Income Fund ("Income Fund"), that provides for the acquisition of substantially all of the assets of Insured Fund by Income Fund in exchange for Class A of Income Fund, the distribution of such shares to the shareholders of Insured Fund, and the dissolution of Insured Fund (the
   "Reorganization").

                                                        GRANT  WITHHOLD ABSTAIN
2. To grant the proxyholders the authority to vote upon  [ ]     [ ]      [ ]
   any other business which may legally come before the Meeting or any adjournments thereof.




              IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY...TODAY

                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                     FRANKLIN ARIZONA TAX-FREE INCOME FUND
                            DATED DECEMBER XX, 2000


                                Acquisition of
                                 the Assets of
                FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND,
                      a series of Franklin Tax-Free Trust

                     By and in exchange for shares of the
                    FRANKLIN ARIZONA TAX-FREE INCOME FUND,
                   also a series of Franklin Tax-Free Trust

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Franklin Arizona Insured Tax-Free Income Fund for Class A shares of Franklin Arizona Tax-Free Income Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this SAI:

           1. Statement of Additional Information of Franklin Arizona Tax-Free Income Fund dated July 1, 2000.

           2. Annual Report of Franklin Arizona Tax-Free Income Fund for the fiscal year ended February 29, 2000.

           3. Semi-Annual Report of Franklin Arizona Tax-Free Income Fund for the six months ended August 31, 2000.

           4. Annual Report of Franklin Arizona Insured Tax-Free Income Fund for the fiscal year ended February 29, 2000.

           5. Semi-Annual Report of Franklin Arizona Insured Tax-Free Income Fund for the six months ended August 31, 2000.

      This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated December XX, 2000, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin Arizona Tax-Free Income Fund, 777 Mariners Island Boulevard, P.O. Box 7777, San Mateo, CA 94403-7777.

--------------------------------------------------------------
The Statement of Additional Information of Franklin Arizona Tax-Free Income Fund dated July 1, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Franklin Arizona Tax-Free Income Fund dated July 1, 2000, is incorporated by reference to the electronic filing made on June 28, 2000, under File No. 2-94222.

The Annual Report to shareholders of Franklin Arizona Tax-Free Income Fund dated February 29, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Arizona Tax-Free Income Fund dated February 29, 2000, is incorporated by reference to the electronic filing made on May 10, 2000, under File No. 2-94222.

The Semi-Annual Report to shareholders of Franklin Arizona Tax-Free Income Fund dated August 31, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Arizona Tax-Free Income Fund dated August 31, 2000, is incorporated by reference to the electronic filing made on November 13, 2000, under File No. 2-94222.

The Annual Report to shareholders of Franklin Arizona Insured Tax-Free Income Fund dated February 29, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Arizona Insured Tax-Free Income Fund dated February 29, 2000, is incorporated by reference to the electronic filing made on May 10, 2000, under File No. 2-94222.

The Semi-Annual Report to shareholders of Franklin Arizona Insured Tax-Free Income Fund dated August 31, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to shareholders of Franklin Arizona Insured Tax-Free Income Fund dated August 31, 2000, is incorporated by reference to the electronic filing made on November 13, 2000, under File No. 2-94222.






                            FRANKLIN TAX-FREE TRUST
                               File No. 2-94222

                                   FORM N-14

                                    PART C

                               OTHER INFORMATION


Item 15. INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 9(f), 12(a) and 14(a):

      (1)  Copies of the charter of the Registrant as now in effect;

           (a)  Restated Agreement and Declaration of Trust dated October 26,
                1984
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (b) Certificate of Amendment of Agreement and Declaration of Trust dated July 16, 1991
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (c) Certificate of Amendment of Agreement and Declaration of Trust dated April 21, 1992
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (d) Certificate of Amendment of Agreement and Declaration of Trust dated December 14, 1993
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (e) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

            (a) By-Laws
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

            (b) Certificate of Amendment of By-Laws dated December 8, 1987
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

            (c) Amendment to By-Laws dated April 21, 1992
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (d)  Certificate of Amendment of By-Laws dated December 14, 1993
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

            (e) Amendment to By-Laws dated January 18, 1994
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a) The Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Management Agreement between Registrant and Franklin Advisers, Inc. dated December 1, 1986
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (b) Amendment to Management Agreement between Registrant and Franklin Advisers, Inc. dated August 1, 1995
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (c) Management Agreement between Registrant and Franklin Advisers on behalf of Franklin Connecticut Tax-Free Income Fund dated October 1, 1998
                Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date:  January 28, 2000

       (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated March 29, 1995
              Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
              File No. 2-94222 Filing Date: March 14, 1996

          (b) Form of Dealer Agreements effective as of March 1, 1998 between Franklin/Templeton Distributors, Inc. and Securities Dealers
              Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
              File No. 2-94222 Filing Date: December 23, 1998

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

      (9)  Copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (b) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (c) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

           (d)  Amendment dated February 27, 1998 to Master Custody
                Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: December 23, 1998

           (e) Foreign Custody Manager Agreement made as of July 30, 1998, effective as of February 27, 1998 on behalf of each Investment
                Company listed on   Schedule 1
                Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: December 23, 1998

           (f) Amendment dated August 30, 2000, to Exhibit A of the Master Custody Agreement between Registrant and the Bank of New York dated February 16, 1996

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Class A shares Distribution Plans pursuant to Rule 12b-1 on behalf of the following funds:

                Dated July 1, 1993:
                Franklin Arizona Insured Tax-Free Income Fund
                Franklin Federal Intermediate-Term Tax-Free Income Fund Franklin Florida Insured Tax-Free Income Fund

                Dated May 1, 1994:
                Franklin Alabama Tax-Free Income Fund
                Franklin Arizona Tax-Free Income Fund
                Franklin Colorado Tax-Free Income Fund
                Franklin Connecticut Tax-Free Income Fund
                Franklin Florida Tax-Free Income Fund
                Franklin Georgia Tax-Free Income Fund
                Franklin High Yield Tax-Free Income Fund
                Franklin Insured Tax-Free Income Fund
                Franklin Kentucky Tax-Free Income Fund
                Franklin Louisiana Tax-Free Income Fund
                Franklin Maryland Tax-Free Income Fund
                Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                Franklin Missouri Tax-Free Income Fund
                Franklin New Jersey Tax-Free Income Fund
                Franklin North Carolina Tax-Free Income Fund
                Franklin Ohio Insured Tax-Free Income Fund
                Franklin Oregon Tax-Free Income Fund
                Franklin Pennsylvania Tax-Free Income Fund
                Franklin Puerto Rico Tax-Free Income Fund
                Franklin Texas Tax-Free Income Fund
                Franklin Virginia Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (b) Class C shares Distribution Plan pursuant to Rule 12b-1 on behalf of the following funds:

                Dated March 30, 1995:
                Franklin Alabama Tax-Free Income Fund
                Franklin Arizona Tax-Free Income Fund
                Franklin Colorado Tax-Free Income Fund
                Franklin Connecticut Tax-Free Income Fund
                Franklin Florida Tax-Free Income Fund
                Franklin Georgia Tax-Free Income Fund
                Franklin High Yield Tax-Free Income Fund
                Franklin Insured Tax-Free Income Fund
                Franklin Louisiana Tax-Free Income Fund
                Franklin Maryland Tax-Free Income Fund
                Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                Franklin Missouri Tax-Free Income Fund
                Franklin New Jersey Tax-Free Income Fund
                Franklin North Carolina Tax-Free Income Fund
                Franklin Ohio Insured Tax-Free Income Fund
                Franklin Oregon Tax-Free Income Fund
                Franklin Pennsylvania Tax-Free Income Fund
                Franklin Puerto Rico Tax-Free Income Fund
                Franklin Texas Tax-Free Income Fund
                Franklin Virginia Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (c) Distribution Plan dated October 16, 1998 pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income Fund - Class B and Franklin/Templeton Distributors, Inc.
                Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: December 23, 1998

           (d) Class B Distribution Plan pursuant to Rule 12b-1 on behalf of the following funds:

                Franklin Arizona Tax-Free Income Fund - Class B
                Franklin Florida Tax-Free Income Fund - Class B
                Franklin Insured Tax-Free Income Fund - Class B
                Franklin Michigan Insured Tax-Free Income Fund - Class B Franklin New Jersey Tax-Free Income Fund - Class B Franklin Ohio Insured Tax-Free Income Fund - Class B Franklin Pennsylvania Tax-Free Income Fund - Class B
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (e)  Multiple Class Plan dated October 19, 1995
                Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

           (f) Multiple Class Plan dated March 19, 1998 on behalf of Franklin High Yield Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1999

           (g) Multiple Class Plan on behalf of Franklin Arizona Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (h) Multiple Class Plan on behalf of Franklin Florida Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (i) Multiple Class Plan on behalf of Franklin Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (j) Multiple Class Plan on behalf of Franklin Michigan Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (k) Multiple Class Plan on behalf of Franklin New Jersey Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (l) Multiple Class Plan on behalf of Franklin Ohio Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (m) Multiple Class Plan on behalf of Franklin Pennsylvania Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a)  Opinion and Consent of Counsel dated April 17, 1998
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           (a) Agreement between Registrant and Financial Guaranty Insurance Company dated March 8, 1985
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (b) Amendment to Agreement between Registrant and Financial Guaranty Insurance Company dated November 24, 1992
                Registrant: Franklin New York Tax-Free Trust
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 25, 1995

           (c) Mutual Fund Agreement between Registrant and Financial Guaranty Insurance Company dated April 30, 1993
                Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

           (d) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated March 11, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services Inc.
                Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

           (a) Consent of PricewaterhouseCoopers LLP, independent auditors to the Registrant

      (15) All financial statements omitted pursuant to Items 14(a)(1);

           Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a)  Power of Attorney dated January 20, 2000
                Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date:  January 28, 2000

           (b)  Certificate of Secretary dated January 27, 2000
                Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date:  January 28, 2000

      (17) Any additional exhibits which the Registrant may wish to file.

           Not Applicable.

Item 17.   UNDERTAKINGS

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                  SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 15th day of December, 2000.

                                 FRANKLIN TAX-FREE TRUST
                                 (Registrant)

                                 By:/s/ David P. Goss
                                    David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*            Principal Executive Officer
-----------------------            and Trustee
Rupert H. Johnson, Jr.             Dated: December 15, 2000

MARTIN L. FLANAGAN*                Principal Financial Officer
------------------
Martin L. Flanagan                 Dated: December 15, 2000

KIMBERLEY H. MONASTERIO*           Principal Accounting Officer
-----------------------
Kimberley H. Monasterio            Dated: December 15, 2000

FRANK H. ABBOTT, III*              Trustee
--------------------
Frank H. Abbott, III               Dated: December 15, 2000

HARRIS J. ASHTON*                  Trustee
----------------
Harris J. Ashton                   Dated: December 15, 2000

S. JOSEPH FORTUNATO*               Trustee
-------------------
S. Joseph Fortunato                Dated: December 15, 2000

EDITH E. HOLIDAY*                   Trustee
-----------------
Edith E. Holiday                    Dated: December 15, 2000

CHARLES B. JOHNSON*                Trustee
------------------
Charles B. Johnson                 Dated: December 15, 2000

RUPERT H. JOHNSON, JR.*            Trustee
---------------------
Rupert H. Johnson, Jr.             Dated: December 15, 2000

FRANK W.T. LAHAYE*                 Trustee
-----------------
Frank W.T. LaHaye                  Dated: December 15, 2000

GORDON S. MACKLIN*                 Trustee
------------------
Gordon S. Macklin                  Dated: December 15, 2000


*By  /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
     (Pursuant to Power of Attorney previously filed)



                            FRANKLIN TAX-FREE TRUST
                          N-14 REGISTRATION STATEMENT
                                 EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION

EX-99.(9)(f)        Amendment dated August 30, 2000, to Exhibit A of
                    the Master Custody Agreement between Registrant and the Bank of New York dated February 16, 1996

EX-99.(12)(a)       Form of Opinion and Consent of Counsel
                    Supporting Tax Matters and Consequences to
                    Shareholders

EX-99.(14)(a)       Consent of Auditors, PricewaterhouseCoopers LLP